497(e)
                                                                       333-31131





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The Equitable Life Assurance Society of the United States

SUPPLEMENT DATED FEBRUARY 23, 2004 TO THE SEPTEMBER 15, 2003 PROSPECTUS FOR THE EQUITABLE ACCUMULATOR(R) SELECT
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This supplement, which is FOR USE IN NEW YORK ONLY, modifies certain information in the above-referenced Prospectus, Supplements to Prospectus and Statement of Additional Information dated September 15, 2003, as previously supplemented to date (together the "Prospectus"). Unless otherwise indicated, all other information included in the Prospectus remains unchanged. The terms and section headings we use in this supplement have the same meaning as in the Prospectus. You should keep this supplement with your Prospectus.

A. The "Greater of the 6% Roll up or Annual Ratchet guaranteed minimum death benefit" is not available in New York. Accordingly, all references in your Prospectus to this benefit are deleted. In New York, you have a choice of the standard death benefit or the Annual Ratchet to age 85 guaranteed minimum death benefit. See "Contracts features and benefits" under "Guaranteed minimum death benefit" in your Prospectus for more information about these benefits.

B. The Protection Plus feature is not available in New York. Accordingly, all references to this feature in your Prospectus are deleted.

C. In "Determining your contract's value" under "Termination of your contract," the following is added as a second paragraph:

     In New York, if your account value in the variable investment options and the fixed maturity options is insufficient to pay the annual administrative, guaranteed minimum death benefit and/or the guaranteed minimum income benefit charges, and you have no account value in the guaranteed interest option, your contract will terminate without value, and you will lose any applicable benefits. See "Charges and expenses" later in the Prospectus.

D. In "Accessing your money" under "Your annuity payout options" under "Annuity maturity date," please see the Prospectus for the applicable maximum annuitization ages in New York.

E. In "Accessing your money" under "Your annuity payout options" under "The amount applied to purchase an annuity payout option," the first paragraph is deleted in its entirety and replaced with the following:

     The amount applied to purchase an annuity payout option varies, depending on the payout option that you choose, and the timing of your purchase as it relates to any market value adjustments. In New York, the income provided, however, will never be less than what would be provided by applying the account value to the guaranteed annuity purchase factors.

F. In "Charges and expenses" under "Charges that Equitable Life deducts," please note the following changes:

     (a) Under "Annual administrative charge," the second and third paragraphs are deleted in their entirety and replaced with the following three paragraphs:

          We will deduct this charge from your value in the variable investment options on a pro rata basis. If these amounts are insufficient, we will deduct all or a portion of the charge from the fixed maturity options (other than the Special 10 year fixed maturity option) in the order of the earliest maturity date(s) first. If such amounts are still insufficient, we will deduct any remaining portion from the Special 10 year fixed maturity option. If the contract is surrendered or annuitized or a death benefit is paid, we will deduct a pro rata portion of the charge for that year. A market value adjustment will apply to deductions from the fixed maturity options (including the Special 10 year fixed maturity option).

          In New York, deductions from the fixed maturity options (including the Special 10 year fixed maturity option) cannot cause the credited net interest for the contract year to fall below 1.5%.

          If your account value in the variable investment options and the fixed maturity options is insufficient to pay this charge, and you have no account value in the guaranteed interest option, your contract will terminate without value and you will lose any applicable guaranteed benefits. Please see "Termination of your contract" in "Determining your contract's value" earlier in this Prospectus.

     (b) Under "Guaranteed minimum death benefit charge," the third and fourth paragraphs are deleted in their entirety and replaced with the following three paragraphs:

          We will deduct this charge from your value in the variable investment options on a pro rata basis. If these amounts are insufficient, we will deduct all or a portion of the charge from the fixed maturity options (other than the Special 10 year fixed maturity option) in the order of the earliest maturity date(s) first. If such amounts are still insufficient, we will deduct any remaining portion from the Special


173498V1                                                                X00742
FORM NO. 04-06 SUPP (2/04)
CAT. NO. 133426 (2/04)

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          10 year fixed maturity option. If the contract is surrendered or annuitized or a death benefit is paid, we will deduct a pro rata portion of the charge for that year. A market value adjustment will apply to deductions from the fixed maturity options (including the Special 10 year fixed maturity option).)

          In New York, deductions from the fixed maturity options (including the Special 10 year fixed maturity option) cannot cause the credited net interest for the contract year to fall below 1.5%.

          If your account value in the variable investment options and the fixed maturity options is insufficient to pay this charge, and you have no account value in the guaranteed interest option, your contract will terminate without value and you will lose any applicable guaranteed benefits. Please see "Termination of your contract" in "Determining your contract's value" earlier in this Prospectus.

     (c) The paragraph entitled "Guaranteed principal benefit option 2," is deleted in its entirety and replaced with the following two paragraphs:

          If you purchase the GPB Option 2, we deduct a charge annually from your account value on the first 10 contract date anniversaries. The charge is equal to 0.50% of the account value. We will deduct this charge from your value in the variable investment options on a pro rata basis. If these amounts are insufficient, we will deduct all or a portion of the charge from the fixed maturity options (other than the Special 10 year fixed maturity option) in the order of the earliest maturity date(s) first. If such amounts are still insufficient, we will deduct any remaining portion from the Special 10 year fixed maturity option. If the contract is surrendered or annuitized or a death benefit is paid, we will deduct a pro rata portion of the charge for that year. A market value adjustment will apply to deductions from the fixed maturity options (including the Special 10 year fixed maturity option).)

          In New York, deductions from the fixed maturity options (including the Special 10 year fixed maturity option) cannot cause the credited net interest for the contract year to fall below 1.5%.

     (d) Under "Guaranteed minimum income benefit charge," the second and third paragraphs are deleted in their entirety and replaced with the following three paragraphs:

          We will deduct this charge from your value in the variable investment options on a pro rata basis. If these amounts are insufficient, we will deduct all or a portion of the charge from the fixed maturity options in the order of the earliest maturity date(s) first. If the contract is surrendered or annuitized or a death benefit is paid, we will deduct a pro rata portion of the charge for that year. A market value adjustment will apply to deductions from the fixed maturity options.

          In New York, deductions from the fixed maturity options cannot cause the credited net interest for the contract year to fall below 1.5%.

          If your account value in the variable investment options and the fixed maturity options is insufficient to pay this charge, and you have no account value in the guaranteed interest option, your contract will terminate without value and you will lose any applicable guaranteed benefits. Please see "Termination of your contract" in "Determining your contract's value" earlier in this Prospectus.























   Copyright 2004. The Equitable Life Assurance Society of the United States
             1290 Avenue of the Americas New York, New York 10104
                                (212) 554-1234
                      All rights reserved. Accumulator(R)
is a service mark of The Equitable Life Assurance Society of the United States.

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